UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21832
Eaton Vance Tax-Managed Diversified Equity Income Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	October 31
Date of Reporting Period:	January 31, 2007

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Diversified Equity Income Fund                                                 as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.0%

Security	Shares	Value
Aerospace & Defense — 2.0%
General Dynamics Corp.	353,627	$27,635,950
United Technologies Corp.	459,201	31,234,852
		$58,870,802
Air Freight & Logistics — 0.8%
FedEx Corp.	209,568	$23,136,307
		$23,136,307
Beverages — 0.8%
PepsiCo, Inc.	370,405	$24,165,222
		$24,165,222
Biotechnology — 1.5%
Amgen, Inc. (1)	282,972	$19,912,740
Biogen Idec, Inc. (1)	236,841	11,448,894
Gilead Sciences, Inc. (1)	199,003	12,799,873
		$44,161,507
Capital Markets — 2.7%
Affiliated Managers Group, Inc. (1)	151,704	$16,899,826
Bank of New York Co., Inc.	734,700	29,395,347
Goldman Sachs Group, Inc.	155,909	33,077,653
		$79,372,826
Chemicals — 1.2%
E.I. du Pont de Nemours and Co.	417,626	$20,697,545
Monsanto Co.	263,585	14,520,898
		$35,218,443
Communications Equipment — 1.1%
Cisco Systems, Inc. (1)	774,789	$20,601,639
Corning, Inc. (1)	505,332	10,531,119
		$31,132,758
Computer Peripherals — 3.7%
Apple Computer, Inc. (1)	174,594	$14,967,944
Dell, Inc. (1)	578,791	14,035,682
EMC Corp. (1)	942,229	13,181,784
Hewlett-Packard Co.	551,688	23,877,057
International Business Machines Corp.	319,175	31,646,201
Sun Microsystems, Inc. (1)	1,815,438	12,054,508
		$109,763,176
Diversified Financial Services — 14.9%
American Express Co.	366,123	$21,315,681
Bank of America Corp.	696,699	36,632,433

BB&T Corp.	881,708	$37,260,980
Citigroup, Inc.	1,431,135	78,898,472
Fannie Mae	300,373	16,980,086
JPMorgan Chase & Co.	828,479	42,194,435
National City Corp.	1,385,500	52,441,175
Regions Financial Corp.	1,376,800	49,922,768
Wachovia Corp.	418,277	23,632,650
Washington Mutual, Inc.	1,174,100	52,353,119
Wells Fargo & Co.	712,278	25,585,026
		$437,216,825
Diversified Telecommunication Services — 5.8%
Alltel Corp.	301,190	$18,459,935
AT&T, Inc.	1,530,500	57,592,715
Verizon Communications, Inc.	2,146,200	82,671,624
Windstream Corp.	826,574	12,299,421
		$171,023,695
Electrical Equipment — 1.4%
Emerson Electric Co.	556,709	$25,035,204
Thermo Fisher Scientific, Inc. (1)	334,007	15,982,235
		$41,017,439
Energy — 8.0%
Aur Resources Inc.	775,055	$14,911,470
Endesa S.A.	1,083,800	54,390,195
Exelon Corp.	417,743	25,060,403
Iberdrola S.A.	1,162,900	49,785,037
Mirant Corp. (1)	532,427	18,198,355
Schlumberger, Ltd.	364,485	23,141,153
Southern Co.	1,401,800	51,207,754
		$236,694,367
Food & Staples Retailing — 4.4%
ConAgra Foods, Inc.	1,981,700	$50,949,507
Sysco Corp.	1,147,400	39,642,670
Walgreen Co.	330,854	14,987,686
Wal-Mart Stores, Inc.	493,477	23,533,918
		$129,113,781
Health Care — 4.2%
Baxter International, Inc.	317,418	$15,762,978
Health Management Associates, Inc.	3,636,848	70,736,694
Medtronic, Inc.	318,124	17,003,728
WellPoint, Inc. (1)	255,644	20,037,377
		$123,540,777

Hotels, Restaurants & Leisure — 2.9%
Compass Group PLC (2)	11,400,800	$67,876,767
Marriott International, Inc., Class A	380,605	18,322,325
		$86,199,092

Household Durables — 0.8%
D.R. Horton, Inc.	460,369	$13,378,323
Ryland Group, Inc., (The)	188,726	10,602,627
		$23,980,950
Household Products — 1.9%
Colgate-Palmolive Co.	294,884	$20,140,577
Procter & Gamble Co.	539,901	35,023,378
		$55,163,955
Industrial Conglomerates — 1.9%
General Electric Co.	1,577,071	$56,853,410
		$56,853,410
Insurance — 3.0%
American International Group, Inc.	437,042	$29,915,525
Hartford Financial Services Group, Inc.	224,591	21,315,932
MetLife, Inc.	345,102	21,437,736
St. Paul Travelers Cos., Inc. (The) (1)	332,091	16,886,827
		$89,556,020
Internet Software & Services — 0.7%
Google, Inc., Class A (1)	40,174	$20,139,226
		$20,139,226
Machinery — 2.2%
Deere & Co.	176,169	$17,666,227
ThyssenKrupp AG (2)	979,138	46,466,213
		$64,132,440
Media — 2.7%
CBS Corp., Class B	612,375	$19,087,729
Comcast Corp., Class A (1)	463,086	20,523,971
Time Warner, Inc.	1,028,165	22,485,969
Viacom, Inc., Class B (1)	462,004	18,789,703
		$80,887,372
Multi-Utilities — 5.2%
CMS Energy Corp.	1,120,912	$18,708,021
Consolidated Edison, Inc.	1,052,600	50,819,528
Duke Energy Corp.	1,626,600	32,027,754
NiSource, Inc.	2,123,900	50,548,820
		$152,104,123

Oil and Gas — 5.7%
Chesapeake Energy Corp.	475,369	$14,075,676
Chevron Corp.	493,421	35,960,522
Exxon Mobil Corp.	968,506	71,766,295
Occidental Petroleum Corp.	501,341	23,242,169
Spectra Energy Corp.	863,444	22,553,157
		$167,597,819
Paper and Forest Products — 0.9%
Weyerhaeuser Co.	335,875	$25,190,625
		$25,190,625
Pharmaceuticals — 5.9%
Abbott Laboratories	476,837	$25,272,361
Allergan, Inc.	105,457	12,307,886
AstraZeneca PLC	1,062,400	59,257,861
Biovail Corp.	826,620	16,846,516
Eli Lilly & Co.	352,343	19,068,803
Pfizer, Inc.	758,187	19,894,827
Wyeth	455,932	22,527,600
		$175,175,854
Semiconductors & Semiconductor Equipment — 2.2%
Applied Materials, Inc.	968,623	$17,173,686
Intel Corp.	1,388,820	29,109,667
Texas Instruments, Inc.	581,827	18,147,184
		$64,430,537
Software — 4.1%
Microsoft Corp.	1,480,847	$45,698,938
Oracle Corp. (1)	982,286	16,856,028
Sage Group PLC	10,741,900	56,896,526
		$119,451,492
Specialty Retail — 2.1%
Best Buy Co., Inc.	186,759	$9,412,654
Federated Department Stores, Inc.	317,073	13,155,359
Home Depot, Inc.	510,851	20,812,070
Target Corp.	279,001	17,119,501
		$60,499,584
Tobacco — 3.6%
Altria Group, Inc.	426,318	$37,255,930
Imperial Tobacco Group PLC (2)	1,684,400	68,282,192
		$105,538,122
Transportation — 1.7%
FirstGroup PLC	4,727,000	$50,642,530
		$50,642,530
Total Common Stocks (identified cost $2,843,149,379)		$2,941,971,076

Short-Term Investments — 0.2%

	Shares/
	Interest
Security	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.73% (3)	5,857	$5,856,745
Total Short-Term Investments (at amortized cost, $5,856,745)		$5,856,745
Total Investments — 100.2% (identified cost $2,849,006,124)		$2,947,827,821

Covered Call Options Written — (0.4%)

	Number of	Premium
Type of Contract	Contracts	Received	Value
S&P 500 Index, Expires 2/17/07, Strike 1,430.00	4,562	$8,133,394	$(7,755,400)
S&P 500 Index, Expires 2/17/07, Strike 1,435.00	2,853	4,222,657	(3,793,790)
Total Covered Call Options Written (premiums received $12,356,051)			$(11,549,190)

Other Assets, Less Liabilities — 0.2%	$4,815,714
Net Assets — 100.0%	$2,941,094,345

(1)	Non-income producing security.
(2)	Foreign security.
(3)

Affiliated investment investing in high quality, U.S. Dollar denominated money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of January 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2007 as computed on a federal income tax basis, were as follows:

Aggregate cost	$2,849,006,124
Gross unrealized appreciation	$127,907,024
Gross unrealized depreciation	(29,085,327)
Net unrealized appreciation	$98,821,697

The net unrealized depreciation on foreign currency at January 31, 2007 was $5,216

Written call option activity for the period ended January 31, 2007 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	$—
Options written	26,473	34,865,512
Options closed	(19,258)	(22,509,461)
Outstanding, end of period	7,215	$12,356,051

At January 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Diversified Equity Income Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	March 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	March 21, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	March 21, 2007